Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 14 - TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Mingteng International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Mingteng International HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and foreign investment enterprises (the “FIE”) are usually subject to a unified 25% EIT rate awhile preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Wuxi Mingteng Mould was approved as an HNTE in December 2019, Wuxi Mingteng Mould is entitled to a reduced income tax rate of 15% beginning December 2019 and is able to enjoy the reduced income tax rate through November 2022. In November 2022, Wuxi Mingteng Mould reapplied to obtain the recognition of HNTE and the preferential rate of 15% was extended to November 2025. In November 2025, Wuxi Mingteng Mould reapplied and obtained the recognition of HNTE and the preferential rate of 15% was extended to November 2028.

The provision for income taxes consisted of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current
China	$92,270	$101,922	$363,605
Deferred
China	(52,534)	(21,916)	(19,019)
Income tax provision	$39,736	$80,006	$344,586

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Years Ended December 31,
	2025	2024	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	6.7%	2.9%	(8.2)%
Non-deductible expenses	(21.2)%	(24.3)%	1.2%
Effect of PRC preferential tax rate	2.8%	1.9%	(3.2)%
Adjustments in respect of current income tax of previous years	(3.0)%	1.3%	-%
Effect of different tax rates in the different tax jurisdictions	(12.6)%	(8.2)%	3.9%
Effective tax rate	(2.3)%	(1.4)%	18.7%

Deferred tax assets and liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of December 31,
	2025	2024
Allowance for credit loss	$8,961	$2,421
Inventories valuation allowance	28,336	12,676
Operating lease liabilities	170,111	5,012
Deferred tax assets	207,408	20,109
Right-of-use asset	(167,281)	(5,720)
Depreciation	(213,322)	(235,940)
Deferred tax liabilities	(380,603)	(241,660)
Net deferred tax liabilities	$(173,195)	$(221,551)

The movement of net deferred tax liabilities and assets were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$(221,551)	$(246,893)	$6,143
Current year reduction (addition)	52,534	21,916	(254,224)
Foreign exchange difference	(4,178)	3,426	1,188
Balance at end of the year	$(173,195)	$(221,551)	$(246,893)

As of December 31, 2025 and 2024, the Company intended to permanently reinvest the remaining undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC. As of December 31, 2025 and 2024, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were nil and $787,211, respectively. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.